Goodwill	6 Months Ended
Jun. 30, 2017
Goodwill
17 Goodwill
Goodwill
2Q17	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	616	1,580	2,294	3,187	1,033	12	8,722
Foreign currency translation impact	(14)	(57)	(49)	(16)	(22)	0	(158)
Balance at end of period	602	1,523	2,245	3,171	1,011	12	8,564
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	602	1,523	1,473	452	623	0	4,673
6M17
Gross amount of goodwill (CHF million)
Balance at beginning of period	623	1,612	2,318	3,195	1,044	12	8,804
Foreign currency translation impact	(21)	(85)	(73)	(24)	(33)	0	(236)
Other	0	(4)	0	0	0	0	(4)
Balance at end of period	602	1,523	2,245	3,171	1,011	12	8,564
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	602	1,523	1,473	452	623	0	4,673
In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. There was no triggering event in 2Q17. As of June 30, 2017, the Group’s market capitalization was below book value.
On December 7, 2016, and on February 14, 2017, the Group announced a reorganization and change to financial reporting affecting its Swiss Universal Bank and Asia Pacific segments. During 1Q17, these measures were implemented. The Group determined that these changes constituted triggering events. The Group’s reporting units as a result of these measures are defined as follows: Swiss Universal Bank – Private Clients (formerly Private Banking), Swiss Universal Bank – Corporate & Institutional Clients (formerly Corporate & Institutional Banking), International Wealth Management – Private Banking, International Wealth Management – Asset Management, Asia Pacific – Wealth Management & Connected (formerly Private Banking), Asia Pacific – Markets (formerly Investment Banking), Global Markets, Investment Banking & Capital Markets and the Strategic Resolution Unit.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which are determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its updated five-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Goodwill is tested for impairment before and immediately after a reorganization or restructuring of reporting units. As a result, the goodwill impairment test was performed during 1Q17 under the old business structure and then again under the modified structure according to the measures implemented in connection with the announcements on December 7, 2016 and on February 14, 2017.
The Group concluded that the estimated fair value for all of its reporting units impacted by the measures implemented in connection with the December 7, 2016 and February 14, 2017 announcements substantially exceeded their related carrying values and that no impairment was necessary.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a significant margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.

Bank
Goodwill
16 Goodwill
6M17	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	605	1,598	2,090	2,842	933	12	8,080
Foreign currency translation impact	(21)	(85)	(67)	(7)	(31)	0	(211)
Other	0	(4)	0	0	0	0	(4)
Balance at end of period	584	1,509	2,023	2,835	902	12	7,865
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	584	1,509	1,251	116	514	0	3,974
> Refer to “Note 17 – Goodwill” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 for further information.